Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Non-current assets
Property, plant and equipment	€ 9,908.9	€ 9,095.1	€ 8,361.1
Right of use assets	209.1	133.7	188.2
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	54.6	185.1	111.3
Other assets	168.9	72.1	48.7
Deferred tax	6.6	42.3	14.0
Total non-current assets	10,494.5	9,674.7	8,869.7
Current assets
Inventories	6.0	4.3	3.6
Other assets	878.6	401.1	179.8
Trade receivables	59.7	43.5	18.6
Derivative financial instruments	292.1	1,400.4	106.0
Restricted cash	19.5	22.7	34.1
Financial assets: cash > 3 months	1,056.2	934.1	465.5
Cash and cash equivalents	3,599.3	2,669.0	2,650.7
Total current assets	5,911.4	5,475.1	3,458.3
Total assets	16,405.9	15,149.8	12,328.0
Current liabilities
Provisions	19.8	9.2	10.3
Trade payables	1,065.5	1,029.0	336.0
Accrued expenses and other liabilities	4,783.5	2,992.8	1,274.9
Current lease liability	43.2	56.9	52.5
Current maturities of debt	1,056.7	1,224.5	1,725.9
Current tax	66.3	47.7	48.1
Derivative financial instruments	386.6	38.6	79.2
Total current liabilities	7,421.6	5,398.7	3,526.9
Non-current liabilities
Provisions	154.5	94.1	47.4
Trade payables		49.2	179.9
Derivative financial instruments	11.2		6.4
Deferred tax	159.3	266.5	272.4
Non-current lease liability	163.1	81.4	130.6
Non-current maturities of debt	2,853.2	3,714.6	3,517.8
Total non-current liabilities	3,341.3	4,205.8	4,154.5
Shareholders' equity
Issued share capital	6.9	6.8	6.7
Share premium account	1,379.9	1,328.2	1,161.6
Other undenominated capital	3.5	3.5	3.5
Retained earnings	4,180.0	2,880.9	3,232.3
Other reserves	72.7	1,325.9	242.5
Shareholders' equity	5,643.0	5,545.3	4,646.6
Total liabilities and shareholders' equity	€ 16,405.9	€ 15,149.8	€ 12,328.0